UMB FUND SERVICES, INC.

235 West Galena Street

Milwaukee, Wisconsin 53212

(414) 299-2000

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	James Purpose Based Investment ETF

Registration No: 811-22700

Filing pursuant to Rule 30a-2(a) of the Investment Company Act of 1940

Dear Sir or Madam:

On behalf of the above-named registrant (the “Fund”) and pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, is the Fund’s Form N-CSR for the period ended November 30, 2018. Any questions regarding this filing may be directed to the undersigned at the telephone number provided above.

Sincerely,

/s/ Terrance P. Gallagher
Terrance P. Gallagher
Executive Vice President

Encl.